Shareholder Fees - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO	Dec. 30, 2023 USD ($)
FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO | Fidelity SAI Japan Stock Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none